ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Details Textual)	Mar. 27, 2015
TORM A/S
Disclosure Of Business Overview [Line Items]
Percentage of voting rights	62.00%